Cost method investments (Tables)	6 Months Ended
Jun. 30, 2024
Cost Method Investments
Schedule of cost method investments

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
5.0% Investment in a company in mobile games industry	600,000	600,000	84,189
5.0% Investment in a company in central processing advertising algorithm services	600,000	600,000	84,189
Subtotal	1,200,000	1,200,000	168,378
Less: Impairment loss	1,102,938	1,102,938	154,759
Total	97,062	97,062	13,619